SHARE-BASED COMPENSATION - Fair value of options granted and compensation expenses (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 HKD ($)
Fair value of options granted estimation:
Unrecognized compensation expenses			$ 12,894	$ 100,437
Weighted-average period expected to be recognized for unrecognized compensation expense (in years)		4 years 5 months 9 days
Share Options
Fair value of options granted estimation:
Exercise price (in dollars per share)	$ 0.65
Fair value of the ordinary shares on the date of option grant (in dollars)	$ 1.2460	$ 1.2820	$ 0.4220
Risk-free interest rate (as a percent)	1.67%	2.33%	1.30%
Expected term (in years)	5 years	5 years 11 months 23 days	7 years 3 months 18 days
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected volatility (as a percent)	45.00%	44.00%	46.00%
Expected forfeiture rate (post-vesting) (as a percent)	15.00%	15.00%	15.00%
Share Options | Minimum
Fair value of options granted estimation:
Exercise price (in dollars per share)		$ 0.3	$ 0.8
Share Options | Maximum
Fair value of options granted estimation:
Exercise price (in dollars per share)		$ 1.2	$ 1.03